NOTE 9. DIVIDENDS	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 9. DIVIDENDS	NOTE 9. DIVIDENDS No dividends were declared and paid during the financial year ended December 31, 2020 (2019: Nil).